Related Party Transactions (Details Narrative)			6 Months Ended			12 Months Ended
	May 11, 2023 shares	Jan. 01, 2023 shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Apr. 20, 2023 CAD ($)	Jun. 29, 2022 shares	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Due to related parties			$ 564,417			$ 210,070
Management fees			413,306		$ 463,325
Director fees			$ 448,949		$ 340,070
Shares issued | shares			400,000
Trade and other payables			$ 115,304
Settle of debt			$ 2,957
Vested shares issued | shares			9,295,000	9,295,000
Notes receivables			$ 157,860			$ 1,062,062	$ 1,000		$ 1,193,641
Interest rate			35.00%				12.00%
Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares								72,536,900
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Shares issued | shares					2,000,000
Reduction to equity					$ 242,513
Vested shares issued | shares			3,281,000	3,281,000		4,425,062
Restricted Stock Units (RSUs) [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Vested shares issued | shares	3,005,000	552,000	250,000	250,000
Related parties [member]
IfrsStatementLineItems [Line Items]
Stock based compensation			$ 881,394
Settle of debt			118,261	$ 160,000
Officer [Member]
IfrsStatementLineItems [Line Items]
Notes receivables						$ 450,325
Interest rate			5.00%
Director fees [member]
IfrsStatementLineItems [Line Items]
Director fees			$ 81,600		$ 36,000
Directors [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares					1,010,000
Directors [member] | Restricted Stock Units (RSUs) [Member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Reduction to equity			$ 799,212
Vested shares issued | shares			2,934,340	2,934,340
Reduction to equity			$ 473,331